Related Parties Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Feb. 12, 2021
Related Parties Payable (Details) [Line Items]
Shares issued	550,000
Repurchase loan (in Dollars)	$ 809,551	$ 809,551
Mr.Yan [Member]
Related Parties Payable (Details) [Line Items]
Shares issued	674,626